Cover	Feb. 05, 2026
Cover [Abstract]
Entity Registrant Name	UMeWorld Inc.
Entity Central Index Key	0001114936
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 05, 2026
Entity File Number	000-30813
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	61-2299084
Entity Address Address Line 1	66 West Flagler Street
Entity Address Address Line 2	9th Floor
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33130
City Area Code	786
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	791 0483
Security 12g Title	Common Stock
Trading Symbol	UMEW